BBIF TAX EXEMPT FUND
Fund Overview Key Facts About BBIF Tax-Exempt Fund
Investment Objective
The investment objective of BBIF Tax-Exempt Fund (“Tax-Exempt Fund” or the “Fund”) is to seek current income exempt from Federal income tax, preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Tax-Exempt Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BBIF TAX EXEMPT FUND		Class 1	Class 2		Class 3		Class 4
Management Fee	[1][2]	0.154%	0.154%		0.154%		0.154%
Distribution and/or Service (12b-1) Fees	[1][2]	1.00%	0.675%		0.375%		0.375%
Other Expenses	[1][2]	0.396%	0.351%		0.341%		0.341%
Administration Fee	[1][2]	0.25%	0.25%		0.25%		0.25%
Miscellaneous Other Expenses	[1][2]	0.146%	0.101%		0.091%		0.091%
Total Annual Fund Operating Expenses	[1][2]	1.55%	1.18%		0.87%		0.87%
Fee Waivers and/or Expense Reimbursements	[1][2]		(0.24%)	[3]	(0.28%)	[3]	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	1.55%	0.94%	[3]	0.59%	[3]	0.59%	[3]
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund's share of the allocated expenses of Master Tax-Exempt LLC ("Tax Exempt LLC"). The management fees are paid by Tax-Exempt LLC.
[2]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 33-36, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Tax-Exempt Fund's fees and/or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Tax-Exempt Fund's (i) Class 2 Shares are 0.35% higher than those of Tax-Exempt LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Tax-Exempt LLC's initial feeder fund until August 1, 2013. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Tax- Exempt Fund or by a vote of a majority of the outstanding voting securities of Tax-Exempt Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBIF TAX EXEMPT FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	158	490	845	1,845
Class 2	96	351	626	1,410
Class 3	60	250	455	1,047
Class 4	60	250	455	1,047

Principal Investment Strategies of the Fund
Tax-Exempt Fund seeks to achieve its objective by investing in a diversified portfolio of high quality, short-term, tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term tax-exempt bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term securities have maturities that are longer than 397 days but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term tax-exempt securities or so that at least 80% of the income it distributes will be exempt from Federal income tax (including the Federal alternative minimum tax). The Fund also may invest up to 20% of its assets in short-term municipal securities, which may subject investors to Federal alternative minimum tax. Throughout this prospectus, interest paid on tax-exempt and/or municipal securities may be referred to as “tax-exempt.”

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in a single state.
Principal Risks of Investing in the Fund
Tax-Exempt Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
  Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
  Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk — Investment in variable rate demand obligations or short-term municipal or tax-exempt derivatives involves credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Performance Information
The information shows you how Tax-Exempt Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information in the bar chart and table prior to March 20, 2003 (Tax-Exempt Fund’s commencement of operations) is based upon the performance of Tax-Exempt LLC’s initial feeder fund, BIF Tax-Exempt Fund, which has the same investment objective and policies as the Fund and is managed by the same portfolio management personnel, adjusted to reflect the different expenses borne by the Fund’s Class 3 Shares (with respect to the bar chart) and by the relevant class of shares (with respect to the table) after giving effect to the fee waiver. For the periods after March 20, 2003, the bar chart is based on the performance of Tax-Exempt Fund’s Class 3 Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
Tax-Exempt Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2012 was 0.00%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns BBIF TAX EXEMPT FUND	1 Year	5 Years	10 Years
Class 1	0.01%	0.59%	0.70%
Class 2	0.02%	0.85%	1.02%
Class 3	0.02%	1.01%	1.22%
Class 4	0.02%	1.01%	1.22%

To obtain the Fund's current 7-day yield, call (800) 626-1960.